REORGANIZATION COSTS	9 Months Ended
Dec. 31, 2021
REORGANIZATION COSTS
REORGANIZATION COSTS

14. REORGANIZATION COSTS

Reorganization costs represent the amounts incurred related to the filings under the CCAA Proceedings and consist of:

	Three months ended	Nine months ended
	December 31, 2021	December 31, 2021
Professional and advisory costs	$13,869	$37,212
Key employee retention plan	1,938	7,174
Prepetition claims and other costs	25,177	35,184
	$40,984	$79,570